Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Accrued payroll and welfare	$ 1,473,099	$ 1,595,943
Other payables and accruals	558,992	453,036
Total	$ 2,032,091	$ 2,048,979